ACQUISITION (Details 1) - CAD ($)	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Cash	$ 48,850
Prepaid expenses	385,366	$ 332,771
Inventory	723,953	504,521
Furniture and fixture	27,222
Leasehold improvement	46,081
Right-of-use asset	4,451,385	3,169,655
Lease liability	4,913,979	$ 3,328,645
Liabilities assumed	(20,328)
Total identifiable net assets acquired	177,202
MANITOBA LTD
Statement [Line Items]
Cash	29,795
Prepaid expenses	4,595
Inventory	72,265
Furniture and fixture	12,251
Leasehold improvement	3,889
Right-of-use asset	101,333
Lease liability	(101,333)
Liabilities assumed	(101,317)
Total identifiable net assets acquired	$ 21,478